Off balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Off Balance Sheet Commitments Relating to Operating Activities
Off balance sheet commitments relating to Sanofi’s operating activities comprise the following:

December 31, 2019		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced(a)(b)	1,067	31	91	122	823
Irrevocable purchase commitments(c)
▪ given(d)	6,726	3,478	1,465	646	1,137
▪ received	(648)	(188)	(115)	(95)	(250)
Research and development license agreements - commitments given
▪ commitments related to R&D and other commitments(e)	784	500	264	9	11
▪ probable milestone payments(f)	3,040	203	936	876	1,025
Total - net commitments given (g)	10,969	4,024	2,641	1,558	2,746

(a)
Includes future variable lease payments not recognized in Lease liabilities as of December 31, 2019. The principal commitment on this line is a new lease in the United States that will commence in 2021.

(b)	Lease commitments given to joint ventures are immaterial as of December 31, 2019.

(c)
These comprise irrevocable commitments to suppliers of (i) property, plant and equipment, net of down-payments (see Note D.3.) and (ii) goods and services. As of December 31, 2018, irrevocable commitments amounted to €6,549 million given and €(175) million received.

(d)	Irrevocable purchase commitments given as of December 31, 2019 include €1,150 million of commitments to joint ventures.

(e)	Commitments related to R&D, and other commitments, amounted to €954 million as of December 31, 2018.

(f)
This line includes only contingent milestone payments on development projects in progress. The reduction relative to December 31, 2018 (when probable milestone payments amounted €3,241 million) is mainly due to the discontinuation of the collaboration with Lexicon.

(g)
This line excludes:

Summary of Undrawn Credit Facilities	Undrawn credit facilities are as follows:

December 31, 2019	Total	Expiry
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
General-purpose credit facilities	8,000	4,000	4,000	—	—

Summary of Amount of Guarantees Given and Received
The table below shows the amount of guarantees given and received:

(€ million)	2019	2018	2017
Guarantees given:	3,103	3,010	2,986
▪ Guarantees provided to banks in connection with credit facilities	1,263	1,307	1,318
▪ Other guarantees given	1,840	1,703	1,668
Guarantees received	(703)	(190)	(181)